Annual Total Returns [BarChart] - iShares Broad USD High Yield Corporate Bond ETF - iShares Broad USD High Yield Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(2.54%)
Annual Return 2019	14.63%
Annual Return 2020	6.02%